Sep. 21, 2026
Invesco BulletShares 2031 High Yield Corporate Bond ETF | Invesco BulletShares 2031 High Yield Corporate Bond ETF
INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST
SUPPLEMENT DATED September 21, 2026 TO THE PROSPECTUSES
DATED DECEMBER 19, 2025, OF:
Invesco BulletShares 2031 High Yield Corporate Bond ETF (BSJV)
Invesco BulletShares 2033 Corporate Bond ETF (BSCX)
Invesco BulletShares 2033 Municipal Bond ETF (BSSX)
(each, a “Fund”)
This supplement amends the Summary Prospectuses and Statutory Prospectuses of the above referenced Funds and is in addition to any other supplement(s). You should read this supplement in conjunction with the Summary Prospectus and Statutory Prospectus for your Fund and retain it for future reference.
Each Fund’s classification has changed from “non-diversified” to “diversified,” and therefore each Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940. Effective immediately, all references in each Fund’s Summary Prospectus and Statutory Prospectus with regard to the Fund being “non-diversified” are hereby deleted in their entirety.